Fair values of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Excluding Derivatives	). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described above). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year. For amounts included below which are subject to repurchase and reverse repurchase agreements see note 52.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2023
Trading assets
Loans and advances to customers	–	23	–	23
Reverse repurchase agreements	–	17,413	–	17,413
Debt securities:
Government securities	3,596	–	–	3,596
Asset-backed securities	–	77	–	77
Corporate and other debt securities	–	529	–	529
	3,596	606	–	4,202
Total trading assets	3,596	18,042	–	21,638
Other financial assets mandatorily held at fair value through profit or loss
Loans and advances to banks	–	3,127	–	3,127
Loans and advances to customers	–	1,992	7,890	9,882
Debt securities:
Government securities	8,005	4	–	8,009
Other public sector securities	10	2,300	–	2,310
Bank and building society certificates of deposit	–	7,504	–	7,504
Asset-backed securities	–	327	186	513
Corporate and other debt securities	–	18,061	2,064	20,125
	8,015	28,196	2,250	38,461
Treasury and other bills	51	–	–	51
Equity shares	117,194	–	1,541	118,735
Contracts held with reinsurers	–	11,424	–	11,424
Total other financial assets mandatorily held at fair value through profit or loss[1]	125,260	44,739	11,681	181,680
Total financial assets at fair value through profit or loss	128,856	62,781	11,681	203,318
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,093	48	–	14,141
Asset-backed securities	–	121	52	173
Corporate and other debt securities	956	12,090	–	13,046
	15,049	12,259	52	27,360
Equity shares	–	–	232	232
Total financial assets at fair value through other comprehensive income	15,049	12,259	284	27,592
Total financial assets (excluding derivatives) at fair value	143,905	75,040	11,965	230,910
1    Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £176,475 million. Included within these assets are investments in unconsolidated structured entities of £76,426 million; see note 49.
Note 21: Fair values of financial assets and liabilities continued

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2022[1]
Trading assets
Loans and advances to customers	–	1	–	1
Reverse repurchase agreements	–	11,781	–	11,781
Debt securities:
Government securities	2,185	–	–	2,185
Asset-backed securities	–	21	–	21
Corporate and other debt securities	–	228	–	228
	2,185	249	–	2,434
Total trading assets	2,185	12,031	–	14,216
Other financial assets mandatorily held at fair value through profit or loss
Loans and advances to banks	–	3,329	–	3,329
Loans and advances to customers	–	1,878	7,883	9,761
Debt securities:
Government securities	7,865	7	–	7,872
Other public sector securities	–	2,516	–	2,516
Bank and building society certificates of deposit	–	7,133	–	7,133
Asset-backed securities	–	336	63	399
Corporate and other debt securities	77	15,877	1,739	17,693
	7,942	25,869	1,802	35,613
Treasury and other bills	62	–	–	62
Equity shares	105,263	–	1,619	106,882
Contracts held with reinsurers	–	10,906	–	10,906
Total other financial assets mandatorily held at fair value through profit or loss[2]	113,267	41,982	11,304	166,553
Total financial assets at fair value through profit or loss	115,452	54,013	11,304	180,769
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	10,854	357	–	11,211
Asset-backed securities	–	87	59	146
Corporate and other debt securities	536	10,978	–	11,514
	11,390	11,422	59	22,871
Equity shares	–	–	283	283
Total financial assets at fair value through other comprehensive income	11,390	11,422	342	23,154
Total financial assets (excluding derivatives) at fair value	126,842	65,435	11,646	203,923
1    Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
2    Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £161,778 million. Included within these assets are investments in unconsolidated structured entities of £68,913 million; see note 49.

Schedule of Movements in Level 3 - Portfolio, Financial Liabilities, Derivative Assets and Liabilities
The table below analyses movements in level 3 financial assets (excluding derivatives) at fair value, recurring basis.

	2023			2022
	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m
At 1 January	11,304	342	11,646	13,313	305	13,618
Exchange and other adjustments	(4)	(1)	(5)	15	3	18
Gains (losses) recognised in the income statement within other income	723	6	729	(1,609)	(2)	(1,611)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	(54)	(54)	–	44	44
Purchases/increases to customer loans	744	3	747	959	3	962
Sales/repayments of customer loans	(1,140)	(12)	(1,152)	(1,320)	(11)	(1,331)
Transfers into the level 3 portfolio	136	–	136	197	–	197
Transfers out of the level 3 portfolio	(82)	–	(82)	(251)	–	(251)
At 31 December	11,681	284	11,965	11,304	342	11,646
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	654	–	654	(1,596)	–	(1,596)
The table below analyses movements in the level 3 financial liabilities (excluding derivatives) at fair value portfolio.

	2023 £m	2022 £m
At 1 January	45	37
Gains recognised in the income statement within other income	(1)	(4)
Additions	–	33
Redemptions	(1)	(3)
Transfers out of the level 3 portfolio	(1)	(18)
At 31 December	42	45
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	(1)	(4)

Schedule of Financial Liabilities Excluding Derivatives	). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-53). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2023
Trading liabilities
Liabilities in respect of securities sold under repurchase agreements	–	18,057	–	18,057
Short positions in securities	1,569	5	–	1,574
Total trading liabilities	1,569	18,062	–	19,631
Liabilities designated at fair value through profit or loss
Debt securities in issue	–	5,223	42	5,265
Other	–	18	–	18
Total liabilities designated at fair value through profit or loss	–	5,241	42	5,283
Total financial liabilities (excluding derivatives) at fair value	1,569	23,303	42	24,914
At 31 December 2022
Trading liabilities
Liabilities in respect of securities sold under repurchase agreements	–	11,037	–	11,037
Short positions in securities	1,505	35	–	1,540
Total trading liabilities	1,505	11,072	–	12,577
Liabilities designated at fair value through profit or loss
Debt securities in issue	–	5,114	45	5,159
Other	–	19	–	19
Total liabilities designated at fair value through profit or loss	–	5,133	45	5,178
Total financial liabilities (excluding derivatives) at fair value	1,505	16,205	45	17,755

Schedule of Derivatives	). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-53). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2023				2022
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	77	21,857	422	22,356	78	24,122	553	24,753
Derivative liabilities	(116)	(19,589)	(444)	(20,149)	(39)	(23,395)	(608)	(24,042)

Schedudle Of Level 3 Derivative Assets and Liability Movements
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2023		2022
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	553	(608)	893	(944)
Exchange and other adjustments	(8)	5	47	(37)
(Losses) gains recognised in the income statement within other income	(104)	111	72	204
Purchases (additions)	19	(15)	48	(46)
(Sales) redemptions	(38)	63	(21)	38
Transfers out of the level 3 portfolio	–	–	(486)	177
At 31 December	422	(444)	553	(608)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(72)	76	222	125

Schedule of Valuation Adjustment Movements
The following table summarises the movement on this valuation adjustment account during 2022 and 2023:

	2023 £m	2022 £m
At 1 January	381	456
Income statement credit	(102)	(75)
Transfers	(3)	–
At 31 December	276	381
Represented by:

	2023 £m	2022 £m
Credit Valuation Adjustment	191	294
Debit Valuation Adjustment	(34)	(55)
Funding Valuation Adjustment	119	142
	276	381

Schedule of Sensitivity of Level 3 Valuations

			2023			2022
				Effect of reasonably possible alternative assumptions[1]			Effect of reasonably possible alternative assumptions[1]
	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+272bps)[4]	7,890	369	(351)	7,883	356	(385)
Debt securities	Discounted cash flows	Credit spreads (+/- 6%)[5]	445	39	(41)	162	9	(9)
Equity and venture capital investments	Market approach	Earnings multiple (1.6/17.8)[6]	2,228	131	(131)	1,907	84	(84)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	809	77	(99)	771	81	(88)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	309	7	(6)	581	2	(33)
			11,681			11,304
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	52	2	(2)	59	–	–
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	232	22	(22)	283	15	(15)
			284			342
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/200%)[7]	422	6	(3)	553	9	(7)
Level 3 financial assets carried at fair value			12,387			12,199
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/– 50bps)[8]	42	1	(1)	45	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/200%)[7]	444	10	(7)	608	–	–
Level 3 financial liabilities carried at fair value			486			653
1    Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
2    Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
3    Underlying asset/net asset values represent fair value.
4    2022: -50bps/+289bps.
5    2022: +/- 6%.
6    2022: 1.9/15.2.
7    2022: 17%/105%.
8    2022: +/- 50bps.

Schedule of Valuation Hierarchy for Financial Assets
The table below analyses the fair values of those financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-53). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2023
Loans and advances to banks	10,764	10,764	–	–	10,764
Loans and advances to customers	449,745	439,449	–	–	439,449
Reverse repurchase agreements	38,771	38,771	–	38,771	–
Debt securities	15,355	15,139	–	10,939	4,200
Financial assets at amortised cost	514,635	504,123	–	49,710	454,413
At 31 December 2022
Loans and advances to banks	10,632	10,632	–	–	10,632
Loans and advances to customers	454,899	450,071	–	–	450,071
Reverse repurchase agreements	44,865	44,865	–	44,865	–
Debt securities	9,926	9,930	167	9,647	116
Financial assets at amortised cost	520,322	515,498	167	54,512	460,819

Schedule of Valuation Hierarchy for Financial Liabilities
The table below analyses the fair values of those financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-53).

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2023
Deposits from banks	6,153	6,153	–	6,153	–
Customer deposits	471,396	471,857	–	471,857	–
Repurchase agreements at amortised cost	37,703	37,703	–	37,703	–
Debt securities in issue at amortised cost	75,592	75,021	–	75,021	–
Subordinated liabilities	10,253	10,345	–	10,345	–
At 31 December 2022
Deposits from banks	7,266	7,268	–	7,268	–
Customer deposits	475,331	475,147	–	475,147	–
Repurchase agreements at amortised cost	48,596	48,596	–	48,596	–
Debt securities in issue at amortised cost	73,819	71,975	–	71,975	–
Subordinated liabilities	10,730	10,065	–	10,065	–